THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%
	Shares	Value
Consumer Discretionary — 10.9%
Darden Restaurants	317,734	$60,483,844
Dick's Sporting Goods	248,842	55,297,669
Home Depot	140,092	56,763,878
		172,545,391

Consumer Staples — 11.6%
Mondelez International, Cl A	587,078	36,674,763
Philip Morris International	278,707	45,206,275
Procter & Gamble	339,996	52,240,385
Unilever ADR	839,497	49,765,382
		183,886,805

Energy — 7.4%
ConocoPhillips	531,586	50,282,720
Enterprise Products Partners (A)	2,113,264	66,081,765
		116,364,485

Financials — 18.8%
Ares Management, Cl A	374,212	59,832,757
CME Group, Cl A	277,361	74,940,169
Morgan Stanley	536,766	85,324,323
Old Republic International	1,832,747	77,836,765
		297,934,014

Health Care — 8.9%
AbbVie	377,715	87,456,131
Johnson & Johnson	286,230	53,072,767
		140,528,898

Industrials — 15.9%
Cummins	181,868	76,815,587
Paychex	449,238	56,945,409
Snap-on	178,919	62,000,801
Watsco	139,608	56,443,514
		252,205,311

Information Technology — 10.0%
Broadcom	310,609	102,473,015

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology— continued
Texas Instruments	304,446	$55,935,864
		158,408,879
Real Estate — 9.7%
Lamar Advertising, Cl A ‡	494,770	60,569,743
Ryman Hospitality Properties ‡	338,953	30,366,799
Simon Property Group ‡	336,386	63,129,561
		154,066,103
Utilities — 4.2%
Public Service Enterprise Group	794,710	66,326,497

TOTAL COMMON STOCK
(Cost $1,007,493,691)		1,542,266,383

SHORT-TERM INVESTMENT(B) — 2.6%

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND - CL X, 4.050%
(Cost $41,104,857)	41,104,857	41,104,857

TOTAL INVESTMENTS— 100.0%
(Cost $1,048,598,548)		$1,583,371,240

Percentages are based on Net Assets of $1,583,524,339.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At September 30, 2025, these securities amounted to $66,081,765 or 4.2% of net assets.
(B)	The reporting rate is the 7-day effective yield as of September 30, 2025.

ADR — American Depositary Receipt
Cl — Class

HCM-QH-001-2700

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